Schedule of Maturities of Long Term Debt (Details)	Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
2024	$ 5,748,343
2025	282,212
2026	55,827
2027	15,451
Total	6,101,833
Vehicles [Member]
Short-Term Debt [Line Items]
2024	819,788
2025	282,212
2026	55,827
2027	15,451
Total	1,173,278
Notes Payable [Member]
Short-Term Debt [Line Items]
2024	126,440
2025
2026
2027
Total	126,440
Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
2024	4,802,115
2025
2026
2027
Total	$ 4,802,115